Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2016
Provision for credit losses
in	2Q16	1Q16	2Q15	6M16	6M15
Provision for credit losses (CHF million)
Provision for loan losses	(13)	126	36	113	67
Provision for lending-related and other exposures	(15)	24	15	9	14
Provision for credit losses	(28)	150	51	122	81